Business Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Acquisitions

6. BUSINESS ACQUISITIONS

Acquisitions in the year ended December 31, 2014

In October 2014, the Company acquired Techform Group of Companies, an automotive supplier of hinges, door locking rods and other closure products, which has operations in Canada, the United States and China, for cash consideration of $23 million.

The net effect of this acquisition on the Company’s 2014 consolidated balance sheet were increases in fixed assets of $21 million, goodwill of $3 million, other assets of $4 million, long-term debt of $4 million and deferred tax liabilities of $1 million.

Acquisitions in the year ended December 31, 2013

In November 2013, the Company acquired the remaining 49% interest of Textile Competence Centre Kft, a textile plant in Germany; along with certain fixed assets and licenses employed in the business that were owned by the non-controlling shareholder, for cash consideration of $9 million. Prior to the acquisition, the Company was fully consolidating this entity and recording a non-controlling interest equal to the 49% interest not owned by the Company.

The net effect of this and other small acquisitions on the Company’s 2013 consolidated balance sheet were increases in fixed assets of $5 million, goodwill of $3 million, other assets of $2 million, and other long-term liabilities of $2 million and a reduction of non-controlling interest of $1 million.

Acquisitions in the year ended December 31, 2012

In January 2012, the Company acquired BDW technologies group, a structural casting supplier of aluminium components, which has operations in Germany, Poland and Hungary. The acquired business has sales primarily to Volkswagen, Audi, Porsche, Mercedes-Benz, Ferrari and ZF.

During the third quarter of 2011 the Company sold an interior systems operation [the “Business”] located in Germany. Subsequent to disposal, the Business continued to incur significant financial losses and on June 4, 2012, the Company re-acquired the Business.

As more fully described in note 3, on August 31, 2012 the Company acquired the controlling 27% interest in the E-Car partnership for cash consideration of $56 million [net of $19 million cash acquired]. The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition which requires that all assets acquired and liabilities of E-Car be measured at fair value.

As more fully described in note 3, on October 26, 2012 the Company acquired the remaining 50% interest in STT. The incremental investment in STT required that all assets acquired and liabilities of STT be measured at fair value.

In December 2012, the Company acquired ixetic Verwaltungs GmbH [“ixetic”], a manufacturer of automotive vacuum, engine and transmission pumps, which has operations in Germany, Bulgaria and China as well as representation in Brazil, India, Japan and the United States. The acquired business has sales primarily to BMW, Daimler, Volkswagen, Schaeffler, ZF, Ford, Chrysler, Renault-Nissan and Toyota.

The total consideration for these acquisitions was $525 million paid in cash [net of cash acquired].

The net effect of the acquisitions on the Company’s 2012 consolidated balance sheet and as well as certain adjustments recorded during 2013 to the preliminary purchase price allocations are as follows:

	2012
	Preliminary	2013	Final
	Allocation	Adjustments	Allocation
Non-cash working capital	$(129)	$(47)	$(176)
Investments	3	(3)	—
Fixed assets	501	(36)	465
Goodwill	289	(2)	287
Other assets	94	99	193
Deferred tax assets	—	5	5
Purchase intangibles	215	—	215
Long-term employee benefit liabilities	(49)	1	(48)
Long-term debt	(25)	(2)	(27)
Other long-term liabilities	(35)	—	(35)
Deferred tax liabilities	(68)	(15)	(83)
Non-controlling interests	(11)	—	(11)

Fair value of net assets (excluding cash)	$785	$—	$785

The above adjustments had an insignificant impact on the 2013 consolidated statement of income since the adjustments related primarily to the acquisitions that were completed in the fourth quarter of 2012.

Pro forma impact [unaudited]

If the acquisitions completed during 2014 and 2013 occurred on January 1, 2013, the Company’s unaudited pro forma consolidated sales for the year ended December 31, 2014 would have been $36.7 billion [2013—$34.9 billion] and the unaudited pro forma consolidated net income would have been $1.9 billion [2013—$1.6 billion].

These acquisitions are not material to the consolidated financial statements individually and in the aggregate.